Other Current and Non-current Assets (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2013
Other Non-current Assets
Fair value of swaps	$ 1,098,000	$ 2,472,000
Other assets	737,000	883,000
Total	27,600,000	29,120,000
Impairment charge	0
ZIM
Other Non-current Assets
Receivable	25,765,000	25,765,000
Number of vessels whose charterparties were revised	6
Unsecured notes maturity term	9 years
Impairment charge		$ 19,000,000